Goodwill - Key assumptions used in the determination of recoverable value (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections	2.30%
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	14.10%	14.60%	13.20%
Long-term Growth Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate used to extrapolate cash flow projections	2.30%	2.00%	2.30%
Silicon Metal [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average Operating Profit Margin	24.10%
Compound Annual Growth Rate	6.00%
Silicon Based Alloys [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Average Operating Profit Margin	32.30%
Compound Annual Growth Rate	11.80%